Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents
The following table summarizes the Company’s cash and cash equivalents:

	December 31,
	2022	2021
	(in thousands)
Cash	$19	$59
Money market funds	33,967	108,323

Total cash and cash equivalents	$33,986	$108,382